Consolidated Statements of Changes in Total Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of noncontrolling interest acquired	49.00%
Offering costs from follow-on public offering	$ 222	$ 18,498	$ 5,100
Common Units
Offering costs from follow-on public offering	222	18,498	5,100
General Partners
Offering costs from follow-on public offering	$ 222	$ 18,498	$ 5,100